Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Bandwidth Purchase Commitments [Member]
Future Minimum Payments under Non-Cancellable Leases	Future minimum payments under non-cancellable bandwidth contracts consist of the following as of December 31, 2020:

(In thousands)
2021	3,388
2022	406
3,794

Capital commitments [Member]
Future Minimum Payments under Non-Cancellable Leases

As at December 31, 2020, the Group has unconditional purchase obligations for office software and construction in progress that had not been recognized in the amount of USD 7,953,000.

(In thousands)
2021	7,040
2022	—
2023	913
7,953